Stock-Based Compensation (RSU Activity) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Shares
Outstanding at January 1, 2019 (in shares)	1,767,714	0
Granted (in shares)	531,458	1,795,209
Vested (in shares)	0	0
Forfeited (in shares)	(63,472)	(27,495)
Outstanding at December 31, 2019 (in shares)	2,235,700	1,767,714
Weighted Average Fair Value
Outstanding at January 1, 2019 (in dollars per share)	$ 7.11	$ 0
Granted (in dollars per share)	14.11	7.11
Vested (in dollars per share)	0	0
Forfeited (in dollars per share)	8.05	7.11
Outstanding at December 31, 2019 (in dollars per share)	$ 17.42	$ 7.11